Collateral Financing Arrangements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Collateral Financing Arrangements (Textuals) [Abstract]
Drawings upon the Collateral Financing Arrangement	$ 4,647,000,000	$ 5,297,000,000
Invested assets pledged as collateral	558,000,000	465,000,000
Partial Repurchase	502,000,000	0	0
Parent Company [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Drawings upon the Collateral Financing Arrangement	2,797,000,000	2,797,000,000
Interest expense	1,007,000,000	882,000,000	776,000,000
Secured Debt MRC [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Issuance Date				December, 2007
Debt Instrument, Term in Years				35 years
Secured Debt MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Face Amount				2,500,000,000
Debt Instrument, Interest Rate Terms				3-month LIBOR plus 0.55%
Debt Instrument, Basis Spread on Variable Rate				0.55%
Debt Instrument, Principal Outstanding	1,900,000,000	2,500,000,000
Cash Collateral Returned, Net	100,000,000	0	375,000,000
Cash Collateral Paid, Cumulative Net	241,000,000	425,000,000
Invested assets pledged as collateral	125,000,000	49,000,000
Estimated fair value of assets held in trust	2,000,000,000	2,000,000,000
Interest expense	35,000,000	36,000,000	51,000,000
Partial Repurchase	650,000,000
Secured Debt MRC [Member] | Secured Debt [Member] | Parent Company [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Interest Rate Terms				3-month LIBOR plus 1.12%
Debt Instrument, Basis Spread on Variable Rate				1.12%
Secured Debt MRSC [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Issuance Date				May, 2007
Debt Instrument, Term in Years				30 years
Secured Debt MRSC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Statutory Reserve Support				3,500,000,000
Drawings upon the Collateral Financing Arrangement	2,800,000,000	2,800,000,000
Cash Collateral Paid	0	0	360,000,000
Cash Collateral Paid, Cumulative Net	680,000,000
Invested assets pledged as collateral	92,000,000	63,000,000
Estimated fair value of assets held in trust	3,300,000,000	3,300,000,000
Interest expense	$ 29,000,000	$ 30,000,000	$ 44,000,000
Secured Debt MRSC [Member] | Secured Debt [Member] | Parent Company [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Interest Rate Terms				3-month LIBOR plus 0.70
Debt Instrument, Basis Spread on Variable Rate				0.70%